OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Rental income	$ 3,500	$ 2,918	$ 12,155	$ 3,956
Unrealized gain on foreign currency denominated borrowings	5,397	3,226	12,702	3,226
Unrealized gain on fair value hedges	45	0	44	0
Non-cash realized gain on foreign currency denominated borrowings	0	0	1,029	0
Loss on investments	(793)	(191)	(4,401)	(191)
Non-service components of net periodic pension benefit costs	634	1,043	3,133	1,776
Loss on contingent consideration	(23)	(30)	(64)	(1,130)
Other			(4,164)
Other	552	201		230
Other income, net	$ 9,312	$ 7,167	$ 20,434	$ 7,867